Income Tax Expense (Details) - Schedule of Income Before Income Tax Expense - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Before Income Tax Expense [Line Items]
Total	¥ 205,634,579	¥ 172,584,054	¥ 93,765,444
Cayman Islands [Member]
Schedule of Income Before Income Tax Expense [Line Items]
Total	(9,006,814)	(477,322)	(189,507)
BVI [Member]
Schedule of Income Before Income Tax Expense [Line Items]
Total	4,407,292	(20,803)	(247)
Hong Kong [Member]
Schedule of Income Before Income Tax Expense [Line Items]
Total	(1,168,618)	2,773,547	(11,202,740)
PRC [Member]
Schedule of Income Before Income Tax Expense [Line Items]
Total	¥ 211,402,719	¥ 170,308,632	¥ 105,157,938